Subsequent events (Details 1) - BRL (R$) R$ in Thousands	Jan. 14, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents		R$ 19,062		R$ 3,242
Trade receivables		20,598	[1]	4,990
Taxes recoverable		1,956		752
Total current assets		46,439		27,984
Non-current assets
Property and equipment		2,011		211
Total non-current assets		345,396		22,236
Total Assets		391,835		50,220
Current liabilities
Salaries and social contributions		3,596		312
Taxes payable		326		33
Income tax and social contribution payable		5,265		378
Other liabilities		1,700
Total current liabilities		27,187		11,543
Total liabilities		75,651		12,905
Net identifieable assets at fair value (A)		316,183		37,315
Acquisition Price		703,257		58,857
Goodwill		R$ 387,074	[2]	R$ 21,542	[3]
Business Acquisition | Phidelis Tecnologia Desenvolvimento de Sistemas Ltda. and MVP Consultoria e Sistemas Ltda. (“Phidelis”) [member]
Current assets
Cash and cash equivalents	R$ 379
Trade receivables	196
Taxes recoverable	6
Total current assets	581
Non-current assets
Property and equipment	72
Total non-current assets	72
Total Assets	653
Current liabilities
Salaries and social contributions	20
Taxes payable	50
Income tax and social contribution payable	80
Other liabilities	14
Total current liabilities	164
Total liabilities	164
Net identifieable assets at fair value (A)	489
Acquisition Price	16,407
Goodwill	R$ 15,918

[1]	Accounts receivable from customers comprise gross contractual amounts due of R$24,344, of which R$3,746 were uncollectible on the acquisition date. See Note 10e.
[2]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.
[3]	Goodwill is recognized based on expected synergies from combining the operations of the acquirees and of the acquiror, as well as an expected increase in the Company’s market-share due to the penetration of the Company’s products and services in regions where the Company did not operate before. Also, the current tax law allows the deductibility of the acquisition date goodwill and fair value of net assets acquired when a non-substantive action is taken after acquisition by the Company (i.e. when the Company merges or spins off the companies acquired) and therefore the tax and accounting bases of the net assets acquired are the same as of the acquisition date.